UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22224
Robeco-Sage Multi-Strategy Institutional Fund, L.L.C.
(Exact name of registrant as specified in charter)

909 Third Avenue
32nd Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-242-5742
Date of fiscal year end: March 31
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments
ROBECO-SAGE MULTI-STRATEGY INSTITUTIONAL FUND, L.L.C.
Quarterly Report (unaudited)
June 30, 2011

Robeco-Sage Multi-Strategy Institutional Fund, L.L.C.
Consolidated Schedule of Investments (unaudited)
June 30, 2011
Robeco-Sage Multi-Strategy Institutional Fund, L.L.C. (the “Fund”) invests substantially all of its assets in Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the “Master Fund”). As of June 30, 2011, the Fund owned 16.4% of the Master Fund. The Master Fund’s consolidated schedule of investments in Portfolio Funds is listed below.

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Long/Short Equity:
Artha Emerging Markets Fund, L.P.	$3,450,000	$3,480,926	2.90%	Quarterly
Clovis Capital Partners Institutional, L.P.	4,700,000	4,833,071	4.03%	Quarterly
Cobalt Partners L.P.	4,000,000	4,403,508	3.67%	Semi-Annually
Criterion Horizons Fund, L.P.	4,256,383	5,386,443	4.49%	Quarterly
Henderson Asia Pacific Absolute Return Fund Ltd.	2,800,000	2,749,482	2.29%	Monthly
Highbridge Long/Short Equity Fund, L.P.	4,950,000	4,840,260	4.04%	Quarterly
Highline Capital Partners QP, L.P.	2,177,265	2,478,884	2.07%	Quarterly
JHL Capital Group Fund Ltd.	3,200,000	3,188,416	2.66%	Quarterly
Kylin Fund, L.P.	3,750,000	4,109,724	3.43%	Quarterly
Lakewood Capital Offshore Fund, Ltd.	3,900,000	3,969,265	3.31%	Quarterly
Pennant Windward Fund, Ltd.	4,500,000	5,313,697	4.43%	Quarterly
PFM Diversified Fund, L.P.	4,427,927	5,005,829	4.17%	Quarterly

Total Long/Short Equity	46,111,575	49,759,505	41.48%

Robeco-Sage Multi-Strategy Institutional Fund, L.L.C.
Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2011

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Event Driven:
Altima Global Special Situations Fund, Ltd.	$1,857,329	$2,152,397	1.79%	Monthly
BHR Offshore Fund, Ltd.	2,550,000	3,054,978	2.55%	Quarterly
Covalent Capital Partners (Offshore), L.P.	2,000,000	1,974,414	1.65%	Quarterly
Elliott International, Ltd.	3,000,000	4,100,865	3.42%	Quarterly
Empyrean Capital Overseas Fund, Ltd.	4,400,000	4,345,805	3.62%	Quarterly
Eton Park Fund, L.P.	1,109,469	1,585,987	1.32%	Annually
Fir Tree Value Fund, L.P.	4,001,296	4,405,789	3.67%	Quarterly
Luxor Capital Partners Offshore, Ltd.	4,400,000	4,534,000	3.78%	Quarterly
Magnetar Capital Fund, L.P.(2)	404,795	341,132	0.28%	†
Montrica Global Opportunities Fund, L.P.(2)	159,944	115,569	0.10%	‡
Octavian Global Fund, L.P.	366,518	253,291	0.21%	‡
Owl Creek II L.P.	3,500,000	3,729,540	3.11%	Quarterly
Silver Point Capital Fund, L.P.(2)	280,076	402,304	0.34%	‡
Taconic Opportunity Fund, L.P.(2)	34,187	37,226	0.03%	‡
York European Opportunities Fund, L.P.	3,450,000	3,463,549	2.89%	Quarterly

Total Event Driven	31,513,614	34,496,846	28.76%

Macro:
Brevan Howard Emerging Markets Strategies Fund Limited	2,146,427	2,626,432	2.19%	Monthly
Brevan Howard Fund, Ltd.	1,536,424	1,857,355	1.55%	Monthly
GLG Gmerging Markets Fund	3,400,000	3,362,331	2.80%	Monthly
WCG Partners, L.P.	636,225	650,000	0.54%	Quarterly
Wexford Spectrum Fund I, L.P.(2)	20,935	23,124	0.02%	‡
Woodbine Capital Fund, Ltd.	3,450,000	3,511,035	2.93%	Quarterly

Total Macro	11,190,011	12,030,277	10.03%

Distressed:
Anchorage Capital Partners, L.P.	70,091	101,636	0.08%	Annually
Credit Distressed Blue Line Fund L.P.	1,119,290	1,335,021	1.11%	Quarterly
Greywolf Capital Partners II, L.P.(2)	19,791	11,028	0.01%	‡
Redwood Domestic Fund, L.P.(2)	44,181	55,463	0.05%	‡
Redwood Offshore Fund, Ltd.	3,455,819	5,210,540	4.34%	Bi-Annually
York Credit Opportunities Fund, L.P.	2,250,000	2,926,793	2.44%	Semi-Annually

Total Distressed	6,959,172	9,640,481	8.04%

Robeco-Sage Multi-Strategy Institutional Fund, L.L.C.
Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2011

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Fixed Income Relative Value:
Pelagus Capital Fund Inc.	$2,900,000	$3,024,714	2.52%	Monthly
QFR Victoria Fund, Ltd.	2,600,000	2,593,759	2.16%	Quarterly
The Drake Absolute Return Fund, L.P.	116,319	89,185	0.07%	†

Total Fixed Income Relative Value	5,616,319	5,707,658	4.76%

Convertible Arbitrage
Linden Investors, L.P.	4,200,000	4,441,622	3.70%	Quarterly

Structured Credit:
Cerberus SPV, LLC(2)	2,822,443	2,410,049	2.01%	†
Dune Capital, L.P.(2)	180,443	97,141	0.08%	†
Sorin Offshore Fund, Ltd.	20,204	25,738	0.02%	†

Total Structured Credit	3,023,090	2,532,928	2.11%

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.(2)	134,135	125,226	0.10%	‡
Broad Peak Fund, Ltd.	738,202	626,366	0.52%	Quarterly

Total Multi-Strategy Relative Value	872,337	751,592	0.63%

Fundamental Market Neutral:
Level Global L.P.	25,500	25,296	0.02%	†

Total Portfolio Funds	109,511,618	119,386,205	99.53%

Cash & Cash Equivalents:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%(1)	7,530,706	7,530,706	6.28%	Daily

Total Investments	$117,042,324	$126,916,911	105.81%

*	Percentages are based on Members’ Capital at the end of period of $119,948,096.

**	Liquidity terms shown apply after initial lock-up provisions.

†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.

‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be estimated.

(1)	The rate shown is the 7-day effective yield as of June 30, 2011.

(2)	Portfolio Fund is held by Robeco-Sage Multi-Strategy 1099 Blocker Fund, LLC, which is 100% owned by the Master Fund.

Robeco-Sage Multi-Strategy Institutional Fund, L.L.C.
Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2011
At June 30, 2011, the aggregate cost of investments for tax purposes was $109,511,618. Net unrealized appreciation on investments for tax purposes was $9,874,587 consisting of $11,043,928 of gross unrealized appreciation and $(1,169,341) of gross unrealized depreciation.
The investments in Portfolio Funds shown above, representing 99.53% of Members’ Capital, have been fair valued.
The following table summarizes the valuation of the Master Fund’s investments under ASC 820 fair value hierarchy levels as of June 30, 2011.

	Level 1	Level 2	Level 3	Total

Investments by investment strategy:
Long/Short Equity	$—	$31,759,593	$17,999,912	$49,759,505
Event Driven	—	13,237,573	21,259,273	34,496,846
Macro	—	7,147,685	4,882,592	12,030,277
Distressed	—	2,130,908	7,509,573	9,640,481
Fixed Income Relative Value	—	3,024,713	2,682,945	5,707,658
Convertible Arbitrage	—	2,220,811	2,220,811	4,441,622
Structured Credit	—	—	2,532,928	2,532,928
Multi-Strategy Relative Value	—	313,183	438,409	751,592
Fundamental Market Neutral	—	—	25,296	25,296

Total investments by investment strategy	—	59,834,466	59,551,739	119,386,205

Cash & Cash Equivalents	7,530,706	—	—	7,530,706

Total	$7,530,706	$59,834,466	$59,551,739	$126,916,911

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Change in
			unrealized	Net	Net transfers
	Balance as of	Realized	appreciation/	purchases/	in/(out) of	Balance as of
Investments by Investment Strategy	3/31/11	gain/(loss)	(depreciation)	(sales)	Level 3	6/30/11

Long/Short Equity	$10,732,463	$—	$17,449	$7,250,000	$—	$17,999,912
Event Driven	21,386,679	(28,608)	54,503	3,078,995	(3,232,296)	21,259,273
Macro	5,247,920	—	27,130	—	(392,458)	4,882,592
Distressed	7,789,377	18,059	18,692	350,956	(667,511)	7,509,573
Fixed Income Relative Value	2,618,009	(1,040)	69,158	(3,182)	—	2,682,945
Convertible Arbitrage	3,182,566	—	(74,669)	150,000	(1,037,086)	2,220,811
Structured Credit	2,778,141	(38,124)	20,309	(227,398)	—	2,532,928
Multi-Strategy Relative Value	746,763	—	(30,077)	—	(278,277)	438,409
Fundamental Market Neutral	25,551	—	(255)	—	—	25,296

Total	$54,507,469	$(49,713)	$102,240	$10,599,371	$(5,607,628)	$59,551,739

Robeco-Sage Multi-Strategy Institutional Fund, L.L.C.
Consolidated Schedule of Investments (unaudited) (concluded)
June 30, 2011

The amount of gains/(losses) included in
gain/(loss) attributable to the change in
unrealized gains/ (losses) relating to
assets still held at 6/30/2011
Long/Short Equity	$17,449
Event Driven	45,480
Macro	27,130
Distressed	18,692
Fixed Income Relative Value	69,158
Convertible Arbitrage	(74,669)
Structured Credit	20,309
Multi-Strategy Relative Value	(30,077)
Fundamental Market Neutral	(255)

$93,217

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The net Level 3 transfers in/(out) noted above are due to a change in liquidity of the underlying Portfolio Funds between the measurement dates. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended June 30, 2011.
In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.
For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent annual financial statements.

Item 2. Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Robeco-Sage Multi-Strategy Institutional Fund, L.L.C.

By (Signature and Title)*	/s/ Timothy J. Stewart
Timothy J. Stewart
Chief Executive Officer

Date: August 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy J. Stewart
Timothy J. Stewart
Chief Executive Officer

Date: August 26, 2011

By (Signature and Title)*	/s/ Matthew J. Davis
Matthew J. Davis
Chief Financial Officer

Date: August 26, 2011

*	Print the name and title of each signing officer under his or her signature.